Bank Borrowing	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Bank Borrowing

12. BANK BORROWING

On December 22, 2016, the Group has entered into a loan agreement with Hui Shang Bank amounted to RMB10,000 with one year maturity and a floating interest rate up to 121% of the benchmark interest rate on payment date, and on December 22, 2017, the loan was fully repaid by the Group.

On January 4, 2017, the Group borrowed another loan amounted to RMB30,000 from Hefei Branch of China Merchants Bank with one year maturity and a fixed interest rate of 5%.